Derivatives and Foreign Exchange Risk Management , Balance Sheet Presentation (Detail) (USD $) In Millions, unless otherwise specified	Jul. 25, 2014	Apr. 25, 2014	Apr. 26, 2013
Derivatives, Fair Value [Line Items]
Asset derivatives	$ 176	$ 175	$ 394
Liability derivatives	68	127	58
Interest Rate Contracts
Derivatives, Fair Value [Line Items]
Asset derivatives	80	86	181
Liability derivatives		11	18
Foreign Currency Exchange Rate Contracts
Derivatives, Fair Value [Line Items]
Asset derivatives	96	89	213
Liability derivatives	68	116	40
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Asset derivatives	175	175	394
Liability derivatives	67	125	57
Designated as Hedging Instrument | Interest Rate Contracts | Other Accrued Expenses
Derivatives, Fair Value [Line Items]
Liability derivatives	0	0
Designated as Hedging Instrument | Interest Rate Contracts | Other Long-term Liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives		11	18
Designated as Hedging Instrument | Interest Rate Contracts | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Asset derivatives	9	13
Designated as Hedging Instrument | Interest Rate Contracts | Other Assets
Derivatives, Fair Value [Line Items]
Asset derivatives	71	73	181
Designated as Hedging Instrument | Foreign Currency Exchange Rate Contracts | Other Accrued Expenses
Derivatives, Fair Value [Line Items]
Liability derivatives	52	84	34
Designated as Hedging Instrument | Foreign Currency Exchange Rate Contracts | Other Long-term Liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives	15	30	5
Designated as Hedging Instrument | Foreign Currency Exchange Rate Contracts | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Asset derivatives	72	81	150
Designated as Hedging Instrument | Foreign Currency Exchange Rate Contracts | Other Assets
Derivatives, Fair Value [Line Items]
Asset derivatives	23	8	63
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Asset derivatives	1	0	0
Liability derivatives	1	2	1
Not Designated as Hedging Instrument | Foreign Currency Exchange Rate Contracts | Other Accrued Expenses
Derivatives, Fair Value [Line Items]
Liability derivatives	1	2	1
Not Designated as Hedging Instrument | Foreign Currency Exchange Rate Contracts | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Asset derivatives	$ 1	$ 0	$ 0